SCHEDULE OF ASSETS DEPRECIATED DETAILS (Details)	12 Months Ended
Dec. 31, 2025
Property [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease expiration	3 years
Property [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Lease expiration	6 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Lease expiration	3 years